UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-3333

Exact Name of Registrant as Specified in Charter:  USAA TAX EXEMPT FUND, INC.

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               EILEEN M. SMILEY
                                                     USAA TAX EXEMPT FUND, INC.
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-4103

Date of Fiscal Year End:   MARCH 31

Date of Reporting Period:  JUNE 30, 2005



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA NEW YORK BOND FUND -  1ST QUARTER REPORT - PERIOD ENDED JUNE 30, 2005



[LOGO OF USAA]
   USAA(R)

                                  USAA NEW YORK
                                          BOND Fund

                                            [GRAPHIC OF USAA NEW YORK BOND FUND]

                      1st Quarter Portfolio of Investments

--------------------------------------------------------------------------------
    JUNE 30, 2005

                                                                      (Form N-Q)

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA NEW YORK BOND FUND
JUNE 30, 2005 (UNAUDITED)

CATEGORIES AND DEFINITIONS
--------------------------------------------------------------------------------

         FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

         VARIABLE-RATE DEMAND NOTES (VRDNS) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to a rate that reflects current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

         CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust.

              (LOC) Principal and interest payments are guaranteed by a bank letter of credit.

              (INS) Principal and interest payments are insured by one of the following companies: ACA Financial Guaranty Corp., AMBAC Assurance Corp., CIFG Assurance, N.A., Financial Guaranty Insurance Co., Financial Security Assurance Holdings Ltd., MBIA Insurance Corp., Radian Asset Assurance, Inc., or XL Capital Assurance. The insurance does not guarantee the market value of the security.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS
--------------------------------------------------------------------------------

              COP     Certificate of Participation

              ETM     Escrowed to final maturity

              GO      General Obligation

              IDA     Industrial Development Authority/Agency

              MFH     Multifamily Housing

              MLO     Municipal Lease Obligation

              MTA     Metropolitan Transportation Authority

              PRE     Prerefunded to a date prior to maturity

              RB      Revenue Bond

2

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA NEW YORK BOND FUND
JUNE 30, 2005 (UNAUDITED)

PRINCIPAL                                                                                      COUPON          FINAL     MARKET
   AMOUNT    SECURITY                                                                            RATE       MATURITY      VALUE
-------------------------------------------------------------------------------------------------------------------------------
             FIXED-RATE INSTRUMENTS (98.5%)
             NEW YORK
  $ 1,000    Albany IDA Civic Facility RB, Series 2002A                                          6.00%     7/01/2019   $  1,087
    1,000    Albany Parking Auth. RB, Series 2001A                                               5.63      7/15/2020      1,084
    1,500    Buffalo Municipal Water Finance Auth. RB, Series 1998A (INS)                        5.00      7/01/2028      1,584
    1,000    Clarence IDA Civic Facility RB (Bristol Village Project)                            6.00      1/20/2044      1,123
    2,200    Dormitory Auth. Court Facilities RB (MLO), Series 1999 (PRE)                        6.00      5/15/2039      2,513
             Dormitory Auth. RB,
    2,000      Series 1998G (Northern General Hospital)(ETM)                                     5.30      2/15/2019      2,139
    1,750      Series 1999 (Long Island Univ.)(INS)                                              5.13      9/01/2023      1,843
    3,000      Series 1999 (Pratt Institute)(INS)                                                6.00      7/01/2020      3,333
    1,000      Series 1999 (SUNY)(PRE)(INS)                                                      5.75      5/15/2024      1,134
    2,500      Series 1999A (Catholic Health Services)(INS)                                      5.50      7/01/2024      2,715
      365      Series 1999A (Upstate Community Colleges)(PRE)                                    5.00      7/01/2019        396
      635      Series 1999A (Upstate Community Colleges)                                         5.00      7/01/2019        663
    1,750      Series 1999B (Univ. of Rochester)                                                 5.63      7/01/2024      1,875
    2,345      Series 2000A (City Univ. Systems)(PRE)(INS)                                       5.13      7/01/2025      2,577
    1,000      Series 2000A (Columbia Univ.)                                                     5.00      7/01/2025      1,067
    4,065      Series 2000A (Univ. of Rochester), 6.05%, 7/01/2010 (INS)                         6.05(b)   7/01/2023      3,408
      400      Series 2001 (Augustana Lutheran Home)(INS)                                        5.40      2/01/2031        433
    1,000      Series 2001 (D'Youville College)(INS)                                             5.25      7/01/2020      1,083
      500      Series 2001A (Winthrop Univ. Hospital)(INS)                                       5.00      7/01/2021        535
    1,250      Series 2002 (Joachim & Ann Residence)(LOC - Allied Irish Banks plc)               5.25      7/01/2027      1,317
    2,470      Series 2002B (Columbia Univ.)                                                     5.00      7/01/2022      2,652
    1,000      Series 2003 (Lutheran Medical Center)(INS)                                        5.00      8/01/2031      1,060
    1,000      Series 2004A-1 (Albany Medical Center Hospital)(INS)                              5.00      8/15/2025      1,069
    1,140      Series 2005 (INS)                                                                 5.00      7/01/2021      1,233
    3,500      Series 2005A                                                                      5.00      7/01/2025      3,743
    1,000      Series 2005A (INS)                                                                5.00      3/15/2034      1,073
    1,090    Dutchess County IDA Civic Facility RB, Series 2000                                  5.75      8/01/2030      1,183
             Environmental Facilities Corp. RB,
       65      Series 1990B                                                                      7.50      3/15/2011         65
      420      Series 2001C                                                                      5.00      6/15/2021        450
    2,000      Series 2001C                                                                      5.00      6/15/2023      2,145
    1,000      Series 2004E                                                                      5.00      6/15/2025      1,076
    1,655      Series 2005A                                                                      4.75      1/15/2027      1,735
             Erie County GO,
    1,000      Series 2000C (INS)                                                                5.50      7/01/2029      1,098
      600      Series 2001A (INS)                                                                4.88      0/01/2018        636
    1,000    Erie County IDA GO, Series 2003 (INS)                                               5.75      5/01/2021      1,130
      200    Grand Central District Management Association, Inc. RB, Series 2004                 5.00      1/01/2022        212
             Housing Finance Agency MFH RB,
      755      Series 1992E (Secured Mortgage Program)                                           6.75      8/15/2025        755
    2,215      Series 1996A (Housing Project)(INS)                                               6.13      1/01/2020      2,323
             Long Island Power Auth. RB,
    3,350      Series 1998A                                                                      5.25      2/01/2026      3,530
      750      Series 2003C                                                                      5.50      9/01/2021        828
    3,000      Series 2004A (INS)                                                                5.00      9/01/2034      3,208
    2,395    Medical Care Facilities Finance Agency RB,
               Series 1995A (Secured Mortgage Program)                                           6.38      1/15/2019      2,471
    3,220    Monroe County IDA RB, Series 1998                                                   5.20      2/20/2039      3,375
    3,000    MTA RB, Series 2005A (INS)                                                          4.75      1/15/2028      3,134
    2,200    MTA State Service Contract RB, Series 2002A (INS)                                   5.00      7/01/2025      2,347
             New York City GO,
    2,995      Series 1997I (PRE)                                                                6.25      4/15/2017      3,212
        5      Series 1997I                                                                      6.25      4/15/2017          5

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS (continued)
                   (in thousands)

USAA NEW YORK BOND FUND
JUNE 30, 2005 (UNAUDITED)

PRINCIPAL                                                                                      COUPON          FINAL     MARKET
   AMOUNT    SECURITY                                                                            RATE       MATURITY      VALUE
-------------------------------------------------------------------------------------------------------------------------------
  $   890      Series 2000A (PRE)                                                                6.00%     5/15/2020   $  1,019
      110      Series 2000A                                                                      6.00      5/15/2020        123
    1,000      Series 2002D                                                                      5.25      6/01/2022      1,073
             New York City Health and Hospital Corp. RB,
    1,000      Series 2002A (INS)                                                                5.00      2/15/2021      1,065
    1,000      Series 2003A (INS)                                                                5.25      2/15/2022      1,100
    1,600    New York City Housing Development Corp. RB,
               Series 2005A (Capital Funding Project)(INS)                                       5.00      7/01/2025      1,715
             New York City IDA Civic Facility RB,
    2,500      Series 1997 (YMCA)                                                                5.80      8/01/2016      2,641
    1,000      Series 2001 (Marymont School)(INS)                                                5.13      9/01/2021      1,052
    1,000      Series 2003 (Roundabout Theatre)(INS)                                             5.00      0/01/2023      1,036
    1,285      Series 2004A-1 (Special Needs Facilities)(INS)                                    5.05      7/01/2024      1,331
    3,000      Series 2005B-2 (Ethical Culture School)(INS)                                      4.50      6/01/2035      3,012
             New York City Municipal Water Finance Auth. RB,
   17,090      Series 1998D                                                                      5.12(a)   6/15/2020      9,286
    1,000      Series 2004C                                                                      5.00      6/15/2035      1,064
    3,650    New York City Transit Auth. MTA COP, Series 2000A (PRE)(INS)                        5.88      1/01/2030      4,130
             New York City Transitional Finance Auth. RB,
      800      Fiscal 2000 Series A (PRE)                                                        5.75      8/15/2024        895
    1,000      Fiscal 2001 Series A                                                              5.38      2/15/2020      1,085
    2,500      Fiscal 2004 Series C                                                              5.00      2/01/2033      2,660
      440      Series 1999C (PRE)                                                                5.50      5/01/2025        486
      310      Series 1999C (PRE)                                                                5.00      5/01/2029        336
      190      Series 1999C                                                                      5.00      5/01/2029        198
      335      Series 2005C (PRE)                                                                5.50      5/01/2025        370
      220      Series 2005C                                                                      5.50      5/01/2025        238
             Niagara Falls City School District COP (MLO),
    3,300      Series 1998 (PRE)                                                                 5.38      6/15/2028      3,556
    1,000      Series 2005 (INS)                                                                 5.00      6/15/2028      1,071
             Thruway Auth. RB,
      500      Series 2002A (INS)                                                                5.25      4/01/2016        553
    1,000      Series 2004A (INS)                                                                5.00      3/15/2024      1,075
    2,000    Tobacco Settlement Financing Corp. RB (State Appropriation Enhanced),
               Series 2003 A-1C                                                                  5.50      6/01/2019      2,250
    1,000    Triborough Bridge and Tunnel Auth. RB, Series 2001A                                 5.00      1/01/2032      1,047
    3,450    Ulster County Civic Facility IDA RB,
               Series 1999 (LOC - Manufacturers & Traders Trust Co.)                             5.65      1/15/2024      3,631
      680    Ulster County Resource Recovery Agency RB, Series 2002 (INS)                        5.25      3/01/2018        745
             Urban Development Corp. RB,
    1,300      Series 2000D (PRE)(INS)                                                           5.25      1/01/2030      1,445
    1,270      Series 2002A (PRE)                                                                5.38      3/15/2020      1,438
    2,000      Series 2002C-1 (PRE)                                                              5.00      3/15/2028      2,228
    1,000      Series 2004A                                                                      5.13      7/01/2018      1,093
    1,000    Warren & Washington Counties IDA RB, Series 2003A (INS)                             5.00      2/01/2027      1,067
                                                                                                                       --------
             Total fixed-rate instruments (cost: $124,777)                                                              134,771
                                                                                                                       --------

             VARIABLE-RATE DEMAND NOTES (0.4%)

             NEW YORK
      500    Lancaster IDA RB,
               Series 2000 (LOC - Manufacturers & Traders Trust Co.)(cost: $500)                 2.59      1/01/2032        500
                                                                                                                       --------

             TOTAL INVESTMENTS (COST: $125,277)                                                                        $135,271
                                                                                                                       ========

4

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA NEW YORK BOND FUND
JUNE 30, 2005 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

         USAA Tax Exempt Fund, Inc. (the Company), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company incorporated under the laws of Maryland consisting of 10 separate funds. The information presented in this quarterly report pertains only to the USAA New York Bond Fund (the
         Fund), which is classified as diversified under the 1940 Act.

         A. The value of each security is determined (as of the close of trading on the New York Stock Exchange on each business day the exchange is open) as set forth below:

              1. Debt securities are valued each business day by a pricing service (the Service) approved by the Company's Board of Directors. The Service uses the mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of tax-exempt securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

              2. Securities purchased with original maturities of 60 days or less are stated at amortized cost, which approximates market value.

              3. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, under valuation procedures approved by the Company's Board of Directors. Valuing these securities at fair value is intended to cause the Fund's net asset value (NAV) to be more reliable than it otherwise would be.

                   Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

         B. As of June 30, 2005, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of June 30, 2005, were $9,994,000 and $0, respectively, resulting in net unrealized appreciation of $9,994,000.

         C. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $136,812,000 at June 30, 2005, and, in total, may not equal 100%.

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) Zero-coupon security. Rate represents the effective yield at date of purchase.

         (b) Stepped-coupon security that is initially issued in zero-coupon form and converts to coupon form at the specified date and rate shown in the security's description. The rate presented in the coupon rate column represents the effective yield at the date of purchase.

                     DIRECTORS    Christopher W. Claus
                                  Barbara B. Dreeben
                                  Robert L. Mason, Ph.D.
                                  Michael F. Reimherr
                                  Laura T. Starks, Ph.D.
                                  Richard A. Zucker

                ADMINISTRATOR,    USAA Investment Management Company
           INVESTMENT ADVISER,    P.O. Box 659453
                  UNDERWRITER,    San Antonio, Texas 78265-9825
               AND DISTRIBUTOR

                TRANSFER AGENT    USAA Shareholder Account Services
                                  9800 Fredericksburg Road
                                  San Antonio, Texas 78288

                     CUSTODIAN    State Street Bank and Trust Company
                AND ACCOUNTING    P.O. Box 1713
                         AGENT    Boston, Massachusetts 02105

                   INDEPENDENT    Ernst & Young LLP
             REGISTERED PUBLIC    100 West Houston St., Suite 1900
               ACCOUNTING FIRM    San Antonio, Texas 78205

                     TELEPHONE    Call toll free - Central time
              ASSISTANCE HOURS    Monday - Friday, 7 a.m. to 10 p.m.
                                  Saturday, 8:30 a.m. to 5 p.m.
                                  Sunday, 10:30 a.m. to 7 p.m.

                FOR ADDITIONAL    (800) 531-8181
             INFORMATION ABOUT    For account servicing, exchanges,
                  MUTUAL FUNDS    or redemptions
                                  (800) 531-8448

               RECORDED MUTUAL    24-hour service (from any phone)
             FUND PRICE QUOTES    (800) 531-8066

                   MUTUAL FUND    (from touch-tone phones only)
                USAA TOUCHLINE    For account balance, last transaction, fund
                                  prices, or to exchange or redeem fund shares
                                  (800) 531-8777

               INTERNET ACCESS    USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

                                                        [LOGO OF RECYCLED PAPER]
                                                                Recycled
                                                                  Paper

            [LOGO OF USAA]    WE KNOW WHAT IT MEANS TO SERVE.(R)
                USAA          ----------------------------------
                                 INSURANCE o MEMBER SERVICES

48504-0805                                   (C)2005, USAA. All rights reserved.



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Tax Exempt Fund, Inc. (Fund) have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

In July 2005, disclosure controls and procedures were established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements. None of these changes are relevant to this Form N-Q.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached thereto as Exhibit 99.CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA TAX EXEMPT FUND, INC.

By:*     /s/ EILEEN M. SMILEY
         -----------------------------------------------------------
         Signature and Title:  Eileen M. Smiley, Assistant Secretary

Date:    August 29, 2005
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    August 29, 2005
         ------------------------------


By:*     /s/ DEBRA K. DUNN
         ---------------------------------------------
         Signature and Title:  Debra K. Dunn/Treasurer

Date:    August 29, 2005
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.